SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	3,394,670
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	3,026,267
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	124,733
Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	10,526
Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	30,819
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	202,295
Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	3,479,240
Dispositions
Ending balance	3,479,240
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	3,077,421
Dispositions
Ending balance	3,077,421
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	126,605
Dispositions
Ending balance	126,605
Gross carrying amount [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	11,973
Dispositions
Ending balance	11,973
Gross carrying amount [member] | Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	31,381
Dispositions
Ending balance	31,381
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	241,884
Dispositions
Ending balance	241,884
Gross carrying amount [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	1,950
Ending balance	1,950
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	96,543
Ending balance	96,543
Accumulated depreciation [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	51,124
Ending balance	51,124
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	1,872
Ending balance	1,872
Accumulated depreciation [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	1,447
Ending balance	1,447
Accumulated depreciation [member] | Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	562
Ending balance	562
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	39,589
Ending balance	39,589
Accumulated depreciation [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation during the year	1,950
Ending balance	$ 1,950